Other Intangible Assets - Components of Other Intangible Assets (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Acquired Finite-Lived Intangible Assets [Line Items]
Accumulated Amortization	$ (64,500,000)
Gross	446,200,000
Effect of Foreign Currency	(300,000)
Net	381,400,000	399,600,000
Customer relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted Average Remaining Life	11 years
Other intangible assets, finite lived, gross	283,600,000
Accumulated Amortization	(58,800,000)
Effect of Foreign Currency	(300,000)
Net	224,500,000	240,900,000
Customer relationships [Member] | Minimum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	10 years
Customer relationships [Member] | Maximum [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	15 years
Trademarks [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	5 years
Weighted Average Remaining Life	2 years
Other intangible assets, finite lived, gross	600,000
Other intangible assets, indefinite lived, gross	151,000,000
Accumulated Amortization	(300,000)
Accumulated Amortization, Indefinite
Effect of Foreign Currency
Effect of Foreign Currency, Indefinite Lived
Net	300,000	400,000
Other intangible assets, indefinite lived, net	151,000,000	151,000,000
Integrated software system [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Amortizable Life	5 years
Weighted Average Remaining Life	2 years
Other intangible assets, finite lived, gross	11,000,000
Accumulated Amortization	(5,400,000)
Effect of Foreign Currency
Net	$ 5,600,000	$ 7,300,000